Contingent Liabilities	12 Months Ended
Dec. 31, 2013
Contingent Liabilities

16. Contingent Liabilities

LEGAL PROCEEDINGS

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability and other matters. Litigation is subject to many uncertainties, and the outcome of any litigation cannot be assured. After discussions with counsel, and with the exception of losses resulting from the antitrust proceedings described below, it is the opinion of management that the various legal proceedings and investigations to which the Company currently is a party will not have a material adverse impact on the consolidated financial position of Autoliv, but the Company cannot provide assurance that Autoliv will not experience material litigation, product liability or other losses in the future.

ANTITRUST MATTERS

Authorities in several jurisdictions are currently conducting broad, and in some cases, long-running investigations of suspected anti-competitive behavior among parts suppliers in the global automotive vehicle industry. These investigations include, but are not limited to, segments in which the Company operates. In addition to pending matters, authorities of other countries with significant light vehicle manufacturing or sales may initiate similar investigations. It is the Company’s policy to cooperate with governmental investigations.

On February 8, 2011, a Company subsidiary received a grand jury subpoena from the Antitrust Division of the U.S. Department of Justice (“DOJ”) related to its investigation of anti-competitive behavior among suppliers of occupant safety systems. On June 6, 2012, the Company entered into a plea agreement with the DOJ and subsequently pled guilty to two counts of antitrust law violations involving a Japanese subsidiary and paid a fine of $14.5 million. Under the terms of the agreement the Company will continue to cooperate with the DOJ in its investigation of other suppliers, but the DOJ will not otherwise prosecute Autoliv or any of its subsidiaries, present or former directors, officers or employees for the matters investigated (the DOJ did reserve the option to prosecute three specific employees, none of whom is a member of the senior management of the Company).

On June 7-9, 2011, representatives of the European Commission (“EC”), the European antitrust authority, visited two facilities of a Company subsidiary in Germany to gather information for a similar investigation. The investigation is still pending and the Company remains unable to estimate the financial impact such investigation will have or predict the reporting periods in which such financial impact may be recorded and has consequently not recorded a provision for loss as of December 31, 2013. However, management has concluded that it is probable that the Company’s operating results and cash flows will be materially adversely impacted for the reporting periods in which the EC investigation is resolved or becomes estimable.

On October 3, 2012, the Company received a letter from the Competition Bureau of Canada (“CBC”) related to the subjects investigated by the DOJ, seeking the voluntary production of certain corporate records and information related to sales subject to Canadian jurisdiction. In February 2014, the Company received an additional request from the CBC for further information. The Company continues to cooperate with the CBC’s investigation. On November 6, 2012, the Korean Fair Trade Commission visited one of the Company’s South Korean subsidiaries to gather information for a similar investigation. The Company cannot predict the duration, scope or ultimate outcome of these investigations and is unable to estimate the financial impact they may have, or predict the reporting periods in which any such financial impacts may be recorded. Consequently, the Company has not recorded a provision for loss as of December 31, 2013 with respect to this investigation. Also, since the Company’s plea agreement with the DOJ involved the actions of employees of a Japanese subsidiary of the Company, the Japan Fair Trade Commission is evaluating whether to initiate an investigation.

The Company is also subject to civil litigation alleging anti-competitive conduct. Notably, the Company, several of its subsidiaries and its competitors are defendants in a total of seventeen purported antitrust class action lawsuits filed between July 2012 and October 2013. Thirteen of these lawsuits, brought by direct purchasers, auto dealers and end-payors, have been consolidated in the Occupant Safety Systems (OSS) segment of the Automobile Parts Antitrust Litigation, a Multi-District Litigation (MDL) proceeding in the United States District Court for the Eastern District of Michigan. The Company expects one additional lawsuit filed in the same court (Rainbow Chevrolet v. Autoliv, et al.) to be consolidated into the MDL proceeding. Based on current schedules, substantive discovery in the OSS segment of the MDL, which includes Autoliv, is not likely to begin before May 2014. The other three lawsuits are pending in Canada (Sheridan Chevrolet Cadillac Ltd. et al. v. Autoliv, Inc. et al., filed in the Ontario Superior Court of Justice on January 18, 2013; M. Serge Asselin v. Autoliv, Inc. et al., filed in the Superior Court of Quebec on March 14, 2013; and Ewert v. Autoliv, Inc. et al., filed in the Supreme Court of British Columbia on July 18, 2013). The Canadian cases assert claims on behalf of putative classes of auto dealers and end-payors. There is currently no timeline for discovery in the Canadian cases.

Plaintiffs in the above U.S. and Canadian civil antitrust class actions generally allege that the defendants have engaged in long-running global conspiracies to fix the prices of occupant safety systems or components thereof in violation of various antitrust laws and unfair or deceptive trade practice statutes. Plaintiffs seek to represent purported classes of direct purchasers, auto dealers and end-payors (e.g. consumers) who purchased occupant safety systems or components either directly from a defendant or indirectly through purchases of new vehicles containing such systems. Plaintiffs seek injunctive relief, treble damages and attorneys’ fees. The plaintiffs in these cases make allegations that extend significantly beyond the specific admissions of the plea discussed above. The Company denies these overly broad allegations and intends to actively defend itself against the same. While it is probable that the Company will incur losses as a result of these antitrust cases, the duration or ultimate outcome of these cases currently cannot be predicted or estimated and no provision for a loss has been recorded as of December 31, 2013.

On April 17, 2013, the Construction Laborers Pension Trust of Greater St. Louis (“Plaintiff”) filed a purported class action securities lawsuit against Autoliv and two of its officers in the United States District Court for the Southern District of New York (Civil Action File No. 13-CIV-2546). On October 21, 2013, Plaintiff filed an amended complaint in that lawsuit, adding as a third individual defendant an employee of one of the Company’s subsidiaries. The amended complaint alleges misrepresentations or failures to disclose material facts that artificially inflated the Company’s stock price in violation of the federal securities laws, in particular Section 10(b) and Section 20(a) of the Securities Exchange Act of 1934, as amended, and failed to disclose prior to June 6, 2012 that employees had engaged in certain price fixing activity in violation of the law and that the Company’s prior financial results allegedly had been inflated as a result of the anti-competitive activity. Plaintiff purports to bring this lawsuit on behalf of a class of purchasers of common stock of the Company between October 26, 2010 and July 21, 2011. Plaintiff seeks to recover damages in an unspecified amount. The Company and its two officers deny any wrongdoing, believe the claims are baseless, and will defend accordingly. On December 20, 2013, the Company filed a Motion to Dismiss the lawsuit, which the Court has not yet ruled on.

The Company understands that on February 18, 2014, Henry Zwang, a purported stockholder of the Company, filed a putative derivative lawsuit against Autoliv and twelve of its current or former officers and directors in the Delaware Court of Chancery (Case No. 9539 --- __). The complaint purports to allege claims against the individual defendants for breach of fiduciary duty, waste and unjust enrichment related to the Company’s antitrust issues. The complaint names the Company as a nominal defendant only and purports to seek monetary and other relief on behalf of Autoliv against the individual defendants. The Company and its current and former officers and directors deny any wrongdoing, believe the claims are baseless, and will defend accordingly.

PRODUCT WARRANTY, RECALLS AND INTELLECTUAL PROPERTY

Autoliv is exposed to various claims for damages and compensation if products fail to perform as expected. Such claims can be made, and result in costs and other losses to the Company, even where the product is eventually found to have functioned properly. If a product (actually or allegedly) fails to perform as expected the Company faces warranty and recall claims. If such (actual or alleged) failure results in bodily injury and/or property damage, the Company may also face product-liability claims. There can be no assurance that the Company will not experience material warranty, recall or product (or other) liability claims or losses in the future, or that the Company will not incur significant costs to defend against such claims. The Company may be required to participate in a recall involving its products. Each vehicle manufacturer has its own practices regarding product recalls and other product liability actions relating to its suppliers. As suppliers become more integrally involved in the vehicle design process and assume more of the vehicle assembly functions, vehicle manufacturers are increasingly looking to their suppliers for contribution when faced with recalls and product liability claims.

A warranty, recall or product-liability claim brought against the Company in excess of its insurance may have a material adverse effect on the Company’s business. Vehicle manufacturers are also increasingly requiring their outside suppliers to guarantee or warrant their products and bear the costs of repair and replacement of such products under new vehicle warranties. A vehicle manufacturer may attempt to hold the Company responsible for some, or all, of the repair or replacement costs of defective products under new vehicle warranties, when the product supplied did not perform as represented. Accordingly, the future costs of warranty claims by customers may be material. However, the Company believes its established reserves are adequate to cover potential warranty settlements. Autoliv’s warranty reserves are based upon the Company’s best estimates of amounts necessary to settle future and existing claims. The Company regularly evaluates the appropriateness of these reserves, and adjusts them when appropriate. However, the final amounts determined to be due related to these matters could differ materially from the Company’s recorded estimates.

In addition, the global platforms and procedures used by vehicle manufacturers have led to quality performance evaluations being conducted on an increasingly global basis. Any one or more quality, warranty or other recall issue(s) (including those affecting few units and/or having a small financial impact) may cause a vehicle manufacturer to implement measures such as a temporary or prolonged suspension of new orders, which may have a material impact on the Company’s results of operations.

The Company believes that it is currently reasonably insured against significant warranty, recall and product liability risks, at levels sufficient to cover potential claims that are reasonably likely to arise in our businesses. Autoliv cannot be assured that the level of coverage will be sufficient to cover every possible claim that can arise in our businesses, now or in the future, or that such coverage always will be available on our current market terms should we, now or in the future, wish to extend or increase insurance.

In its products, the Company utilizes technologies which may be subject to intellectual property rights of third parties. While the Company seeks to identify the intellectual property rights of relevance to its products, and, where relevant, tries to procure the necessary rights to utilize such intellectual property rights, we may fail to do so. When this happens, the Company may be exposed to material claims from the owners of such rights. If the Company has sold products which infringe upon such rights, our customers may be entitled to be indemnified by us for the claims they suffer as a result thereof. Such claims could be material.